UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6347
                                                     ---------------------

                            Liberty Funds Trust VII
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Jean S. Loewenberg, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3750
                                                           -------------------

                  Date of fiscal year end: August 31, 2003
                                           ------------------

                  Date of reporting period: February 28, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 LIBERTY NEWPORT
                                   EUROPE FUND

                                Semiannual Report
                                February 28, 2003




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

                                 LIBERTY NEWPORT
                                   EUROPE FUND

                                Semiannual Report
                                February 28, 2003




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



PRESIDENT'S MESSAGE

[photo of Joseph R. Palombo]

Dear Shareholder:

Stock markets in Europe tumbled and gold and oil prices rose to new highs on concerns about war with Iraq and weak economic conditions. Late in the six-month period, the euro hit a three-year high against the dollar. A stronger currency means that European goods are likely to be less competitive with American goods in the global marketplace and could curb export growth in the year ahead. All of Europe's major economies reported a decline in manufacturing activity late in the period.

While negative stock market performance is always disappointing, we continue to believe that Europe offers potential for investors who take a long-term perspective. Exposure to stock markets outside the United States can help investors achieve diversification and access to foreign-based market leaders in pharmaceuticals, financial services, consumer brands and other growing industries.

In the report that follows, the fund's portfolio managers provide a more detailed discussion about European stock markets and the decisions they made in managing the fund. During these challenging times, we thank you for your investment in Liberty Funds.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President



--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE as of 2/28/03 ($)
Class A                         6.60
Class B                         6.42
Class C                         6.38
Class Z                         6.65
--------------------------------------------------------------------------------



Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
11/8/99 - 2/28/03

Performance of a $10,000 investment
11/8/99 - 2/28/03 ($)

                  without      with
                   sales       sales
                  charge      charge
----------------------------------------
 Class A           6,389       6,022
----------------------------------------
 Class B           6,215       6,028
----------------------------------------
 Class C           6,177       6,177
----------------------------------------
 Class Z           6,438        n/a
----------------------------------------



[mountain chart data]:

               Class A shares             Class A shares
         without sales charge          with sales charge     MSCI Europe Index

11/1999             $10,000.0                  $ 9,525.0             $10,000.0
                     10,707.0                   10,198.0              10,270.0
                     12,527.0                   11,932.0              11,323.0
                     11,733.0                   11,176.0              10,517.0
                     13,621.0                   12,974.0              11,064.0
                     12,933.0                   12,319.0              11,331.0
                     12,197.0                   11,618.0              10,831.0
                     11,887.0                   11,323.0              10,743.0
                     11,771.0                   11,212.0              10,974.0
                     11,877.0                   11,313.0              10,798.0
                     11,867.0                   11,304.0              10,671.0
                     11,490.0                   10,944.0              10,171.0
                     11,151.0                   10,621.0              10,094.0
                     10,628.0                   10,123.0               9,703.0
                     11,373.0                   10,833.0              10,372.0
                     10,948.0                   10,428.0              10,377.0
                     10,116.0                    9,635.0               9,466.0
                      9,128.0                    8,695.0               8,760.0
                      9,564.0                    9,109.0               9,383.0
                      9,195.0                    8,759.0               8,925.0
                      9,089.0                    8,657.0               8,587.0
                      9,021.0                    8,592.0               8,609.0
                      9,108.0                    8,676.0               8,385.0
                      8,324.0                    7,929.0               7,548.0
                      8,305.0                    7,910.0               7,788.0
                      8,469.0                    8,067.0               8,100.0
                      8,663.0                    8,252.0               8,308.0
                      8,237.0                    7,846.0               7,873.0
                      8,266.0                    7,873.0               7,872.0
                      8,527.0                    8,122.0               8,298.0
                      8,440.0                    8,039.0               8,235.0
                      8,237.0                    7,845.0               8,210.0
                      8,111.0                    7,725.0               7,925.0
                      7,230.0                    6,886.0               7,043.0
                      7,181.0                    6,840.0               7,041.0
                      6,417.0                    6,112.0               6,115.0
                      6,775.0                    6,453.0               6,706.0
                      7,046.0                    6,711.0               7,035.0
                      6,745.0                    6,425.0               6,780.0
                      6,455.0                    6,149.0               6,459.0
2/2003                6,389.0                    6,022.0               6,249.0



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.The Morgan Stanley Capital International (MSCI) Europe Index is a broad-based, unmanaged index that tracks the performance of European stocks. Unlike the fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index. Index performance is from October 31, 1999.


Average annual total return as of 2/28/03 (%)

Share class                        A                          B                           C                     Z
Inception                       11/8/99                    11/8/99                     11/8/99               11/8/99
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)    -11.05        -16.17        -11.57        -15.99        -12.12         -13.00        -10.01
-------------------------------------------------------------------------------------------------------------------
1-year                  -22.72        -27.16        -23.48        -27.31        -23.96         -24.72        -19.69
-------------------------------------------------------------------------------------------------------------------
Life                    -12.64        -14.19        -13.37        -14.16        -13.53         -13.53        -12.44
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 12/31/02 (%)

Share class                        A                          B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)    -16.83        -21.61        -17.07        -21.22        -17.66         -18.48        -14.50
-------------------------------------------------------------------------------------------------------------------
1-year                  -22.12        -26.60        -22.73        -26.59        -23.18         -23.95        -19.82
-------------------------------------------------------------------------------------------------------------------
Life                    -11.73        -13.37        -12.42        -13.26        -12.58         -12.58        -11.77
-------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year -1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Top 10 holdings as of 2/28/03 (%)

Vodafone Group                             4.3%
Teva Pharmaceutical Industries             3.6
Unilever                                   3.5
Bank of Ireland                            3.4
BP                                         3.2
Royal Bank of Scotland Group               3.2
UniCredito Italiano                        3.0
Telefonica                                 3.0
Smith & Nephew                             3.0
Standard Chartered                         2.9

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to hold these securities in the future.



Top 5 countries as of 2/28/03 (%)

United Kingdom                            39.6
France                                    12.9
Spain                                     12.3
Ireland                                   10.9
Switzerland                                7.1

Country breakdowns are calculated as a percentage of total investments. Since the fund is actively managed, there is no guarantee the fund will continue to invest in these countries in the future.



Bought
--------------------------------------------------------------------------------
PUMA (2.1% OF NET ASSETS)
Earnings of this global athletic clothing company grew 154% in 2001 and 112% in 2002. Its backorders for merchandise have been up 48%. The stock has been selling at a significant discount to its competitors.

Sold
--------------------------------------------------------------------------------
SIGNET GROUP
Approximately half of the sales of Signet Group, the owner of Kay Jewelers, come from the United States. Although the company has produced good earnings, we sold the stock because we believe that consumer spending in the United States is at risk of declining.




PORTFOLIO MANAGERS' REPORT

For the six-month period that ended February 28, 2003, the class A shares of Liberty Newport Europe Fund returned negative 11.05% without sales charge. The fund performed better than its benchmark, the MSCI Europe Index, which returned negative 11.26%. A weak economic environment, uncertainty about geopolitical issues and a substantial sell-off of equities by insurance companies caused European stock prices to decline. As investors grew increasingly concerned that insurance companies may not have adequate capital, the insurance sector fell 24%, making it one of the worst performing areas of the market. Since the fund held only one insurance company, it was less affected by the poor performance of insurance stocks than it was by the downward trend of stock prices in general.

RESTRUCTURING THE PORTFOLIO

Disappointed by our performance relative to our benchmark and peer group in the prior period, we undertook a thorough review of the stocks and sectors in the portfolio and began to restructure our holdings. The fund's significant position in technology benefited performance when the sector rallied between October and November. However, the rally also resulted in higher valuations, relative to our expectations for future earnings growth and stock price appreciation. As a result, we cut back on our technology investments. We also trimmed our investments in consumer staples stocks after they had appreciated strongly. However, we were not able to trim our position in this sector before prices started to come down and these stocks started to detract from performance. L'Oreal (0.7% of net assets), a personal care products company, and Diageo (1.6% of net assets), a distiller and vintner, held back the fund's results.1 As we lowered the commitment to consumer staples, we raised the fund's position in the consumer discretionary area, where we invested in undervalued retailers and media companies that had improved earnings.

At the beginning of the period, the fund's relatively small allocation to telecommunications stocks hurt performance as the European telecommunications sector rose 4% over the six-month period. In restructuring the portfolio,

--------------
1 Holdings and sector breakdowns are disclosed as of February 28, 2003, and are subject to change.

we added to the fund's position in Vodafone Group (4.3% of net assets), a world leader in wireless telecommunications, and made a new investment in Telefonica (3.0% of net assets), Spain's telecommunications company. We feel these are high quality companies with solid profit margins.

In health care, many of the portfolio's holdings did well although the sector declined approximately 9%. We shifted assets out of brand name drug companies, which declined, to generic drug companies, such as Teva Pharmaceutical Industries (3.6% of net assets). The fund's medical technology companies, such as Smith & Nephew (3.0% of net assets), also made a positive contribution. By the end of the period, the changes we made to the portfolio had made a measurable difference as we outperformed our benchmark.

A POTENTIALLY STRONG MARKET IN A DIFFICULT ECONOMY

We are optimistic about the prospects for European stock markets for three reasons. First, the European markets have declined for nearly three years, which is a historical anomaly. Stock market indices have declined to 1997 levels. Second, valuations in Europe have declined. Price-to-book ratios are where they were in 1992 and price/earnings ratios are at l996 levels. Therefore, we believe that stocks are attractively valued. Third, we believe that many companies are better positioned to boost earnings, having restructured their businesses, cut costs and improved their balance sheets. These factors bode well for stock market performance, especially in an economy that appears to be stabilizing. In restructuring, we positioned the fund to take advantage of this type of environment by shifting assets to companies that are somewhat economically sensitive.

/s/ Deborah F. Snee

/s/ Penny L. Burgess

Deborah F. Snee and Penny L. Burgess are the portfolio managers of Liberty Newport Europe Fund. Ms. Snee and Ms. Burgess are vice presidents of Newport Fund Management, Inc., an affiliate of Columbia Management Group, Inc. Ms. Snee has co-managed the fund since November 1999 and Ms. Burgess has co-managed the fund since February 2003.



TOP 5 SECTORS as of 2/28/03 (%)

[bar chart data]:

Financials                 22.3%
Consumer discretionary     16.8
Health care                16.7
Consumer staples           13.7
Industrials                 9.3

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain the same sector breakdowns in the future.



International investing offers significant long-term growth potential, but also involves certain risks. These risks include currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. A portfolio of stocks from a single region poses additional risks due to limited diversification.

INVESTMENT PORTFOLIO

February 28, 2003 (Unaudited)

COMMON STOCKS -- 102.5%             SHARES         VALUE
--------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.8%
CONSUMER DURABLES & APPAREL -- 2.0%
FOOTWEAR -- 2.0%
Puma AG                              900    $    60,829
                                            -----------
HOTELS, RESTAURANTS & LEISURE -- 2.8%
HOTELS, RESORTS & CRUISE LINES -- 2.8%
Amadeus Global Travel
   Distribution SA                17,900         82,391
                                            -----------
MEDIA -- 6.0%
ADVERTISING -- 0.8%
JC Decaux SA (a)                   2,700         24,739
                                            -----------
BROADCASTING & CABLE -- 2.3%
British Sky Broadcasting
   Group PLC (a)                   6,800         67,261
                                            -----------
PUBLISHING -- 2.9%
Pearson PLC                        4,200         31,728
Reed Elsevier PLC                  2,200         15,738
VNU N.V.                           1,700         37,402
                                            -----------
                                                 84,868
                                            -----------
RETAILING -- 6.0%
APPAREL RETAIL -- 2.2%
Industria de Diseno Textil SA      2,700         65,194
                                            -----------
DEPARTMENT STORES-- 1.8%
Marks & Spencer Group PLC         10,923         52,517
                                            -----------
HOME IMPROVEMENT RETAIL -- 2.0%
Kingfisher PLC                    16,200         58,321
                                            -----------

-------------------------------------------------------
CONSUMER STAPLES -- 13.7%
FOOD, BEVERAGE & TOBACCO -- 10.2%
DISTILLERS & VINTNERS -- 3.2%
Diageo PLC                         4,723         46,828
Pernod-Ricard SA                     625         48,407
                                            -----------
                                                 95,235
                                            -----------
PACKAGED FOODS & MEATS -- 5.2%
Nestle SA                            260         52,351
Unilever PLC                      11,500        102,439
                                            -----------
                                                154,790
                                            -----------
TOBACCO -- 1.8%
Imperial Tobacco Group PLC         3,300         51,442
                                            -----------
HOUSEHOLD & PERSONAL PRODUCTS -- 3.5%
HOUSEHOLD PRODUCTS -- 2.8%
Reckitt Benckiser PLC              5,200         81,919
                                            -----------
PERSONAL PRODUCTS -- 0.7%
L'Oreal SA                           300         19,371
                                            -----------




                                   SHARES         VALUE
-------------------------------------------------------
ENERGY -- 6.8%
OIL & GAS -- 6.8%
INTEGRATED OIL & GAS -- 6.8%
BP PLC                            15,200       $ 95,687
Eni S.p.A.                         1,800         26,632
TotalFinaElf SA                      600         79,294
                                            -----------
                                                201,613
                                            -----------

-------------------------------------------------------
FINANCIALS -- 22.3%
BANKS -- 16.1%
Anglo Irish Bank Corp. PLC        11,800         79,499
Banco Popular Espanol SA           1,954         79,619
Danske Bank A/S                     3,000        47,244
Royal Bank of Scotland
   Group PLC                        4,157        95,059
Standard Chartered PLC              7,700        84,464
UniCredito Italiano S.p.A.         22,300        89,422
                                            -----------
                                                475,307
                                            -----------
DIVERSIFIED FINANCIALS -- 6.2%
DIVERSIFIED FINANCIAL SERVICES -- 6.2%
Bank of Ireland                     9,200       101,651
Irish Life & Permanent PLC         8,100         79,456
                                            -----------
                                                181,107
                                            -----------

-------------------------------------------------------
HEALTH CARE -- 16.7%
HEALTH CARE EQUIPMENT & SERVICES -- 5.1%
HEALTH CARE SUPPLIES -- 5.1%
Nobel Biocare Holding AG           1,058         62,426
Smith & Nephew PLC                15,400         88,706
                                            -----------
                                                151,132
                                            -----------
PHARMACEUTICALS & BIOTECHNOLOGY -- 11.6%
PHARMACEUTICALS -- 11.6%
Aventis SA                         1,700         77,022
GlaxoSmithKline PLC, ADR           1,575         41,215
Novartis AG, Registered Shares     1,600         58,767
Sanofi-Synthelabo SA                 612         32,735
Schering AG                          731         27,351
Teva Pharmaceutical Industries
   Ltd., ADR                       2,800        105,784
                                            -----------
                                                342,874
                                            -----------

-------------------------------------------------------
INDUSTRIALS -- 9.3%
CAPITAL GOODS -- 1.3%
ELECTRICAL COMPONENTS & EQUIPMENT -- 1.3%
Schneider Electric SA                900         39,155
                                            -----------
COMMERCIAL SERVICES & SUPPLIES-- 1.9%
EMPLOYMENT SERVICES-- 1.9%
Capita Group PLC                  14,400         55,070
                                            -----------
TRANSPORTATION -- 6.1%
AIRLINES -- 2.4%
Ryanair Holdings PLC (a)          10,800         68,920
                                            -----------




See notes to investment portfolio.

February 28, 2003 (Unaudited)

COMMON STOCKS (CONTINUED)          SHARES         VALUE
-------------------------------------------------------
INDUSTRIALS (CONTINUED)
AIRPORT SERVICES -- 1.8%
BAA PLC                            7,800    $    53,153
                                            -----------
HIGHWAYS & RAILTRACKS -- 1.9%
Acesa Infraestructuras SA          4,500         56,609
                                            -----------

-------------------------------------------------------
INFORMATION TECHNOLOGY -- 3.6%
SOFTWARE & SERVICES -- 1.8%
APPLICATION SOFTWARE -- 0.8%
Dassault Systemes SA               1,000         22,917
                                            -----------
INTERNET SOFTWARE & SERVICES -- 1.0%
Check Point Software
   Technologies Ltd. (a)           1,900         28,253
                                            -----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 1.8%
SEMICONDUCTORS -- 1.4%
ASML Holding N.V.                  2,800         20,192
STMicroelectronics N.V.            1,204         22,258
                                            -----------
                                                 42,450
                                            -----------
TELECOMMUNICATIONS EQUIPMENT-- 0.4%
Tandberg ASA (a)                   2,700         12,814
                                            -----------

-------------------------------------------------------
MATERIALS -- 5.5%
CHEMICALS -- 3.0%
INDUSTRIAL GASES -- 1.6%
L'Air Liquide SA                     362         46,475
                                            -----------
SPECIALTY CHEMICALS -- 1.4%
Givaudan SA                          100         41,007
                                            -----------
METALS & MINING -- 1.7%
DIVERSIFIED METALS & MINING -- 1.7%
BHP Billiton PLC                   9,800         50,897
                                             -----------
PAPER & FOREST PRODUCTS -- 0.8%
PAPER PRODUCTS -- 0.8%
UPM-Kymmene Oyj                      800         22,939
                                            -----------

-------------------------------------------------------
TELECOMMUNICATION SERVICES -- 7.3%
DIVERSIFIED TELECOMMUNICATION SERVICES-- 3.0%
INTEGRATED TELECOMMUNICATION SERVICES-- 3.0%
Telefonica SA, ADR                 9,180         89,060
                                            -----------
WIRELESS TELECOMMUNICATION SERVICES-- 4.3%
Vodafone Group PLC                70,079        125,455
                                            -----------




                                   SHARES         VALUE
-------------------------------------------------------
UTILITIES -- 0.5%
GAS UTILITIES -- 0.5%
Snam Rete Gas S.p.A.               4,400       $ 15,493
                                            -----------
TOTAL COMMON STOCKS -- 102.5%
   (cost of $3,175,790)(b)                    3,021,577
                                            -----------
OTHER ASSETS & LIABILITIES, NET-- (2.5)%        (74,886)
-------------------------------------------------------
NET ASSETS-- 100.0%                         $ 2,946,691
                                            -----------

NOTES TO INVESTMENT PORTFOLIO:
(a)Non-income producing.
(b)Cost for federal income tax purposes is the same.



                                           % OF TOTAL
SUMMARY OF SECURITIES                        COMMON
BY COUNTRY                       VALUE       STOCKS
-----------------------------------------------------
United Kingdom              $1,197,900        39.6%
France                         390,115        12.9
Spain                          372,873        12.3
Ireland                        329,525        10.9
Switzerland                    214,552         7.1
Israel                         134,037         4.4
Italy                          131,547         4.4
Germany                         88,180         2.9
Netherlands                     79,852         2.6
Denmark                         47,244         1.6
Finland                         22,939         0.8
Norway                          12,813         0.5
                            ----------       -----
                            $3,021,577       100.0%
                            ==========       =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


           Acronym                 Name
        ------------    ---------------------------
             ADR        American Depositary Receipt

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

ASSETS:
Investments, at cost                        $ 3,175,790
                                            -----------
Investments, at value                       $ 3,021,577
Cash                                              7,006
Foreign currency (cost of $700)                     698
Receivable for:
   Fund shares sold                                 725
   Dividends                                     16,147
Expense reimbursement due from
   Advisor                                       15,229
Deferred Trustees' compensation plan              1,058
Other assets                                        314
                                            -----------
     Total Assets                             3,062,754
                                            -----------
LIABILITIES:
Payable for:
   Investments purchased                         57,863
   Fund shares repurchased                       16,725
   Management fee                                 1,825
   Administration fee                               723
   Transfer agent fee                             4,111
   Pricing and bookkeeping fees                   2,582
   Registration fee                              19,607
Deferred Trustees' fee                            1,058
Other liabilities                                11,569
                                            -----------
     Total Liabilities                          116,063
                                            -----------
NET ASSETS                                  $ 2,946,691
                                            ===========
COMPOSITION OF NET ASSETS:
Paid-in capital                             $ 7,162,035
Accumulated net investment loss                 (23,247)
Accumulated net realized loss                (4,040,434)
Net unrealized appreciation (depreciation) on:
   Investments                                 (154,213)
   Foreign currency translations                  2,550
                                            -----------
NET ASSETS                                  $ 2,946,691
                                            ===========
CLASS A:
Net assets                                  $ 1,690,654
Shares outstanding                              256,283
                                            -----------
Net asset value per share                   $      6.60(a)
                                            ===========
Maximum offering price per share
   ($6.60/0.9425)                           $      7.00(b)
                                            ===========
CLASS B:
Net assets                                  $ 1,121,812
Shares outstanding                              174,615
                                            -----------
Net asset value and offering
    price per share                         $      6.42(a)
                                            ===========
CLASS C:
Net assets                                  $   134,166
Shares outstanding                               21,044
                                            -----------
Net asset value and offering
    price per share                         $      6.38(a)
                                            ===========
CLASS Z:
Net assets                                  $     59.85
Shares outstanding                                    9
                                            -----------
Net asset value, offering and
   redemption price per share               $      6.65
                                            ===========

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.





STATEMENT OF OPERATIONS

For the Six Months Ended
February 28, 2003 (Unaudited)

INVESTMENT INCOME:

Dividends                                   $    29,213
Interest                                          2,843
                                            -----------
   Total Investment Income (net of
     foreign taxes withheld of $3,879)           32,056
                                            -----------
EXPENSES:
Management fee                                   16,276
Administration fee                                5,812
Distribution fee:
   Class A                                        1,527
   Class B                                        4,651
   Class C                                        1,051
Service fee:
   Class A                                        3,865
   Class B                                        1,550
   Class C                                          350
Pricing and bookkeeping fees                      5,824
Transfer agent fee                               10,912
Trustees' fee                                     1,734
Custody fee                                       8,690
Audit fee                                        11,814
Registration fee                                 35,674
Other expenses                                   10,677
                                            -----------
   Total Expenses                               120,407
Fees and expenses waived or reimbursed by
   Advisor                                      (72,596)
Fees waived by Distributor-- Class A             (1,527)
                                            -----------
   Net Expenses                                  46,284
                                            -----------
Net Investment Loss                             (14,228)
                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                                 (235,024)
   Foreign currency transactions                 (2,988)
                                            -----------
     Net realized loss                         (238,012)
                                            -----------
Net change in unrealized appreciation/depreciation on:
   Investments                                  (87,029)
   Foreign currency translations                  1,883
                                            -----------
     Net change in unrealized
       appreciation/depreciation                (85,146)
                                            -----------
Net Loss                                       (323,158)
                                            -----------
Net Decrease in Net Assets
   from Operations                          $  (337,386)
                                            -----------



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                              (UNAUDITED)
                              SIX MONTHS      YEAR
                                 ENDED        ENDED
INCREASE (DECREASE)          FEBRUARY 28,  AUGUST 31,
IN NET ASSETS:                   2003         2002
-------------------------------------------------------

OPERATIONS:
Net investment loss           $  (14,228)   $   (1,626)
Net realized loss on
   investments and foreign
   currency transactions        (238,012)   (1,744,313)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations         (85,146)      258,159
                              ----------   -----------
Net Decrease from Operations    (337,386)   (1,487,780)
                              ----------   -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions               6,517,312    10,114,890
   Redemptions                (9,344,296)  (10,018,321)
                              ----------   -----------
     Net Increase (Decrease)  (2,826,984)       96,569
                              ----------   -----------
Class B:
   Subscriptions                 889,724     1,755,972
   Redemptions                (1,013,522)   (2,039,324)
                              ----------   -----------
     Net Decrease               (123,798)     (283,352)
                              ----------   -----------
Class C:
   Subscriptions               7,889,843     4,657,062
   Redemptions                (7,988,390)   (4,789,813)
                              ----------   -----------
     Net Decrease                (98,547)     (132,751)
                              ----------   -----------
Class Z:
   Subscriptions               6,901,870     5,357,359
   Redemptions                (6,946,042)   (5,390,636)
                              ----------   -----------
     Net Decrease                (44,172)      (33,277)
                              ----------   -----------
Net Decrease from
   Share Transactions         (3,093,501)     (352,811)
                              ----------   -----------
Total Decrease in Net Assets  (3,430,887)   (1,840,591)

NET ASSETS:
Beginning of period            6,377,578     8,218,169
                              ----------   -----------
End of period (including
   accumulated net
   investment loss of
   $(23,247) and $(9,019),
   respectively)             $ 2,946,691   $ 6,377,578
                             ===========   ===========





                              (UNAUDITED)
                              SIX MONTHS      YEAR
                                 ENDED        ENDED
                             FEBRUARY 28,  AUGUST 31,
                                 2003         2002
--------------------------------------------------------

CHANGES IN SHARES:
Class A:
   Subscriptions                 948,163     1,235,740
   Redemptions                (1,336,970)   (1,209,508)
                             -----------   -----------
     Net Increase (Decrease)    (388,807)       26,232
                             -----------   -----------
Class B:
   Subscriptions                 134,800       218,695
   Redemptions                  (152,201)     (249,017)
                             -----------   -----------
     Net Decrease                (17,401)      (30,322)
                             -----------   -----------
Class C:
   Subscriptions               1,176,364       601,823
   Redemptions                (1,181,306)     (608,975)
                             -----------   -----------
     Net Decrease                 (4,942)       (7,152)
                             -----------   -----------
Class Z:
   Subscriptions               1,009,269       647,246
   Redemptions                (1,010,298)     (649,035)
                             -----------   -----------
     Net Decrease                 (1,029)       (1,789)
                             -----------   -----------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Europe Fund (the "Fund"), a series of Liberty Funds Trust VII (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C distribution and service fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution and service fees applicable to Class A, Class B and Class C shares only.

February 28, 2003 (Unaudited)

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of August 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

   YEAR OF EXPIRATION       CAPITAL LOSS CARRYFORWARD
   ------------------       -------------------------
          2009                        $ 82,647
          2010                       2,239,196
                                    ----------
                                    $2,321,843
                                    ==========

NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management, Inc. (the "Advisor"), a subsidiary of Newport Pacific Management, Inc. ("NPMI"), is the investment advisor of the Fund and receives a monthly fee equal to 0.70% annually of the Fund's average daily net assets.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

February 28, 2003 (Unaudited)

PRICING AND BOOKKEEPING FEES:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended February 28, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $90 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $930, $1,963 and $2,659 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75% annually of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed to waive the Class A share distribution fee in its entirety.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses so that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.50% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor, Administrator or any of their affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. If applicable, the Fund could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended February 28, 2003, there were no such credits.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended February 28, 2003, purchases and sales of investments, other than short-term obligations, were $1,466,153 and $4,161,673, respectively.

Unrealized appreciation (depreciation) at February 28, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation         $  169,256
     Gross unrealized depreciation           (323,469)
                                           ----------
       Net unrealized depreciation         $ (154,213)
                                           ==========

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of

February 28, 2003 (Unaudited)

currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended February 28, 2003, the Fund had no borrowings under the agreement.

NOTE 6. SUBSEQUENT EVENT

On April 1, 2003, the Advisor merged into NPMI, an indirect subsidiary of Columbia Management Group, Inc. ("CMG"). Immediately following this merger, NPMI and the Administrator merged into Columbia Management Advisers, Inc. ("Columbia"), a direct subsidiary of CMG, which subsequently became the investment advisor of the Fund. The merger will not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                                        (UNAUDITED)
                                                        SIX MONTHS              YEAR ENDED
                                                           ENDED                AUGUST 31,               PERIOD ENDED
                                                       FEBRUARY 28,   --------------------------------     AUGUST 31,
CLASS A SHARES                                              2003             2002             2001           2000 (a)
========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $  7.42          $  9.41          $ 12.26          $ 10.33
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                               (0.01)            0.02            (0.01)           (0.03)
Net realized and unrealized gain (loss) on
   investments and foreign currency                            (0.81)           (2.01)           (2.84)            1.96
                                                             -------          -------          -------          -------
     Total from Investment Operations                          (0.82)           (1.99)           (2.85)            1.93
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  6.60          $  7.42          $  9.41          $ 12.26
                                                             =======          =======          =======          =======
Total return (c)(d)                                         (11.05)%(e)      (21.15)%         (23.25)%           18.68%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                   1.75%(g)         1.75%            1.75%            1.75%(g)
Net investment income (loss) (f)                             (0.37)%(g)         0.18%          (0.14)%          (0.25)%(g)
Waiver/reimbursement                                           3.22%(g)         1.93%            1.25%            1.45%(g)
Portfolio turnover rate                                          34%(e)           71%              67%              24%(e)
Net assets, end of period (000's)                            $ 1,691          $ 4,788          $ 5,823          $ 9,874

(a)The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                        (UNAUDITED)
                                                        SIX MONTHS              YEAR ENDED
                                                           ENDED                AUGUST 31,               PERIOD ENDED
                                                       FEBRUARY 28,   --------------------------------     AUGUST 31,
CLASS B SHARES                                              2003             2002             2001           2000 (a)
========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 7.26           $ 9.27          $ 12.17          $ 10.33
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.04)           (0.05)           (0.09)           (0.10)
Net realized and unrealized gain (loss) on
   investments and foreign currency                            (0.80)           (1.96)           (2.81)            1.94
                                                             -------          -------          -------          -------
     Total from Investment Operations                          (0.84)           (2.01)           (2.90)            1.84
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                $ 6.42           $ 7.26           $ 9.27          $ 12.17
                                                             =======          =======          =======          =======
Total return (c)(d)                                         (11.57)%(e)      (21.68)%         (23.83)%           17.81%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                   2.50%(g)         2.50%            2.50%            2.50%(g)
Net investment loss (f)                                      (1.12)%(g)       (0.57)%          (0.89)%          (1.00)%(g)
Waiver/reimbursement                                           3.12%(g)         1.83%            1.15%            1.45%(g)
Portfolio turnover rate                                          34%(e)           71%              67%              24%(e)
Net assets, end of period (000's)                            $ 1,122          $ 1,394          $ 2,062          $ 2,989

(a)The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming no contingent deferred sales charge.
(d)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                        (UNAUDITED)
                                                        SIX MONTHS              YEAR ENDED
                                                           ENDED                AUGUST 31,               PERIOD ENDED
                                                       FEBRUARY 28,   --------------------------------     AUGUST 31,
CLASS C SHARES                                              2003             2002             2001           2000 (a)
========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $  7.26          $  9.28          $ 12.19          $ 10.33
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.04)           (0.05)           (0.09)           (0.10)
Net realized and unrealized gain (loss) on
   investments and foreign currency                            (0.84)           (1.97)           (2.82)            1.96
                                                             -------          -------          -------          -------
     Total from Investment Operations                          (0.88)           (2.02)           (2.91)            1.86
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  6.38          $  7.26          $  9.28          $ 12.19
                                                             =======          =======          =======          =======
Total return (c)(d)                                         (12.12)%(e)      (21.77)%         (23.87)%           18.01%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                   2.50%(g)         2.50%            2.50%            2.50%(g)
Net investment loss (f)                                      (1.12)%(g)       (0.57)%          (0.89)%          (1.00)%(g)
Waiver/reimbursement                                           3.12%(g)         1.83%            1.15%            1.45%(g)
Portfolio turnover rate                                          34%(e)           71%              67%              24%(e)
Net assets, end of period (000's)                            $   134          $   189          $   308          $   488

(a)The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming no contingent deferred sales charge.
(d)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                        (UNAUDITED)
                                                        SIX MONTHS              YEAR ENDED
                                                           ENDED                AUGUST 31,               PERIOD ENDED
                                                       FEBRUARY 28,   --------------------------------     AUGUST 31,
CLASS Z SHARES                                              2003             2002             2001           2000 (a)
========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $  7.39          $  9.09          $ 11.83          $ 10.33
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                  --(c)          0.04             0.01               --(c)
Net realized and unrealized gain (loss) on
   investments and foreign currency                            (0.74)           (1.74)           (2.75)            1.50
                                                             -------          -------          -------          -------
     Total from Investment Operations                          (0.74)           (1.70)           (2.74)            1.50
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $  6.65          $  7.39          $  9.09          $ 11.83
                                                             =======          =======          =======          =======
Total return (d)(e)                                         (10.01)%(f)      (18.70)%         (23.16)%           14.52%(f)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                                   1.50%(h)         1.50%            1.50%            1.50%(h)
Net investment income (loss) (g)                             (0.12)%(h)         0.43%            0.11%              --%(h)(i)
Waiver/reimbursement                                           3.12%(h)         1.83%            1.15%            1.45%(h)
Portfolio turnover rate                                          34%(f)           71%              67%              24%(f)
Net assets, end of period (000's)                            $    --(j)       $     8          $    26          $    35

(a)The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value.
(e)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.
(i)Rounds to less than 0.01%.
(j)Rounds to less than $1,000.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRANSFER AGENT

Important Information About This Report
The Transfer Agent for Liberty Newport Europe Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Europe Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Newport Europe Fund

Liberty Newport Europe Fund  SEMIANNUAL REPORT, FEBRUARY 28, 2003


[eagle head logo]

LibertyFunds
A Member of Columbia Management Group
(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                                                     PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20



                                                738-03/083N-0303 (04/03) 03/0823

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust VII
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    April 25, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.